INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income (loss) for the year	$ (79,647)	$ 192,626	$ 189,169
Statutory Cayman Islands corporate tax rate	0.00%	0.00%	0.00%
Anticipated tax recovery	0	0	0
Change in tax rates resulting from:
Non-deductible items	15,250	0	0
Change in estimates	(7,259)	0	0
Change enacted of tax rate	0	6,818	15,032
Functional currency adjustments	(2,022)	0	0
Foreign tax rate differential	(84,074)	8,477	1,678
Others	0	(11,461)	1,715
Deferred tax assets not previously recognized	0	0	(63,623)
Change in valuation allowance	127,389	50,752	(62,237)
Income tax expense (recovery)	$ (49,284)	$ 54,586	$ (107,435)